[INVESTORS BANK & TRUST LETTERHEAD
200 CLARENDON STREET
BOSTON, MA 02116]


May 5, 2003

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     TT International U.S.A. Feeder Trust
        Registration Nos. 333-38916/811-09975

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the Prospectuses and Statements of Additional Information for TT Active International Mutual Fund and TT Europe Mutual Fund, series of the Registrant (the "Funds"), that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 30, 2003, is the most recent amendment to the Registrant's Registration Statement.

Please do not hesitate to contact the undersigned at (617) 937-7225 if you have any questions regarding this filing.


Very truly yours,

/s/ Jill Grossberg

Jill Grossberg, Esq.